TIME DEPOSITS (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Weighted Average Interest Rate Maturity, One year or less		0.73%	0.66%
One year or less		$ 39,107,831	$ 44,146,102
Weighted Average Interest Rate Maturity, Over one through three years		0.95%	0.88%
Over one through three years		$ 29,330,472	$ 37,195,516
Weighted Average Interest Rate Maturity, Over three through five years		1.16%	1.10%
Over three through five years		$ 5,661,734	$ 2,046,421
Weighted Average Interest Rate Maturity, Over five years		1.25%
Over five years		$ 6,857
Time Deposits Weighted Average Interest Rate Maturity		0.85%	0.77%
Time Deposits	$ 71,756,018	$ 74,106,894	$ 83,388,039